Vanguard Short-Term Treasury Index Fund Average Annual Total Returns - Admiral Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Treasury 1-3 Year Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.03%	1.36%	1.38%
Spliced Bloomberg U.S. Treasury 1-3 Year Index in USD (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.03%	1.36%	1.38%
Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.33%	(0.27%)	1.39%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.97%	1.30%	1.32%
Admiral Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.23%	0.42%	0.59%
Admiral Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.33%	0.63%	0.70%